DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments Schedule Of Fair Value Of Outstanding Non-designated Foreign Exchange Contracts Details
Fair value of foreign exchange non-designated hedge transactions	$ 181	$ 459
Fair value of foreign exchange non-designated hedge transactions	(92)	(13)
Total derivatives designated as hedging instruments	$ 89	$ 446